Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025	Dec. 06, 2022
Statement of Financial Position [Abstract]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares, issued	12,975,000	12,975,000
Common stock, shares, outstanding	12,975,000	12,975,000